UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

August 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Financials - 19.5%
Capital Markets - 0.9%
Macquarie Group Ltd.	9,480	$367,399

Commercial Banks - 8.5%
Banco do Brasil SA	24,000	231,857
Bank Hapoalim BM	33,040	152,642
Bank of Montreal	5,290	332,025
CIT Group, Inc. (a)	9,272	443,851
KB Financial Group, Inc.	9,080	289,669
Mitsubishi UFJ Financial Group, Inc.	81,900	477,297
Sberbank of Russia (Sponsored ADR)	27,613	290,489
Societe Generale SA	14,320	627,121
Sumitomo Mitsui Financial Group, Inc.	6,900	303,295
Wells Fargo & Co.	12,430	510,624

		3,658,870

Consumer Finance - 1.4%
Capital One Financial Corp.	9,420	608,061

Diversified Financial Services - 4.9%
Bank of America Corp.	41,350	583,862
Citigroup, Inc.	13,140	635,056
ING Groep NV (a)	62,980	685,702
ORIX Corp.	15,900	216,653

		2,121,273

Insurance - 2.3%
Fidelity National Financial, Inc.-Class A	8,630	204,617
Lincoln National Corp.	7,210	303,108
Muenchener Rueckversicherungs AG	1,400	255,108
PartnerRe Ltd.	2,430	211,775

		974,608

Real Estate Investment Trusts (REITs) - 0.4%
Stockland	56,620	187,273

Real Estate Management & Development - 1.1%
Aeon Mall Co., Ltd.	9,200	239,185
New World Development Co., Ltd.	157,000	219,046

		458,231

		8,375,715

Consumer Discretionary - 15.6%
Auto Components - 1.8%
Cie Generale des Etablissements Michelin-Class B	4,735	453,213
Valeo SA	4,350	327,413

		780,626

Automobiles - 3.6%
Ford Motor Co.	25,274	409,186
Kia Motors Corp.	8,300	499,350
Mazda Motor Corp. (a)	45,000	179,147

Company	Shares	U.S. $ Value
Volkswagen AG (Preference Shares)	1,970	$448,071

		1,535,754

Hotels, Restaurants & Leisure - 0.7%
MGM Resorts International (a)	18,190	321,781

Household Durables - 1.0%
PulteGroup, Inc.	27,660	425,688

Media - 4.9%
Comcast Corp.-Class A	5,120	215,501
Gannett Co., Inc.	9,320	224,519
Liberty Global PLC-Class A (a)	2,174	168,876
Liberty Global PLC-Series C (a)	3,803	279,635
Regal Entertainment Group-Class A	11,820	211,460
Time Warner Cable, Inc.-Class A	3,450	370,357
Viacom, Inc.-Class B	7,877	626,694

		2,097,042

Multiline Retail - 0.7%
Macy’s, Inc.	6,540	290,572

Specialty Retail - 2.2%
Abercrombie & Fitch Co.-Class A	6,070	214,332
GameStop Corp.-Class A	3,890	195,317
TJX Cos., Inc.	5,790	305,249
Yamada Denki Co., Ltd.	7,350	231,497

		946,395

Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA (SWX Europe)	3,230	306,621

		6,704,479

Information Technology - 13.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	16,690	389,044
Harris Corp.	5,920	335,249

		724,293

Computers & Peripherals - 2.7%
Apple, Inc.	750	365,288
Hewlett-Packard Co.	35,530	793,740

		1,159,028

Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc. (a)	5,440	252,525
Corning, Inc.	21,540	302,421
LG Display Co., Ltd. (a)	14,870	388,871

		943,817

IT Services - 1.1%
Amdocs Ltd.	5,840	215,262
Fujitsu Ltd.	61,000	223,974

		439,236

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	20,610	$309,356
Micron Technology, Inc. (a)	21,320	289,313
Samsung Electronics Co., Ltd.	490	600,745
Sumco Corp.	32,200	266,615

		1,466,029

Software - 2.5%
Electronic Arts, Inc. (a)	9,980	265,867
Microsoft Corp.	9,030	301,602
Oracle Corp.	16,040	511,035

		1,078,504

		5,810,907

Health Care - 10.5%
Biotechnology - 1.3%
Actelion Ltd. (a)	4,880	331,615
Vertex Pharmaceuticals, Inc. (a)	2,740	205,911

		537,526

Health Care Equipment & Supplies - 0.7%
Medtronic, Inc.	6,000	310,500

Health Care Providers & Services - 2.6%
Aetna, Inc.	5,280	334,699
WellPoint, Inc.	9,110	775,626

		1,110,325

Pharmaceuticals - 5.9%
AstraZeneca PLC	6,380	314,135
GlaxoSmithKline PLC	25,270	644,475
Novartis AG	6,680	486,636
Pfizer, Inc.	23,060	650,522
Roche Holding AG	1,810	451,170

		2,546,938

		4,505,289

Materials - 8.7%
Chemicals - 4.8%
Arkema SA	3,020	305,147
Axiall Corp.	6,709	268,561
BASF SE	1,410	123,329
Huntsman Corp.	16,150	282,625
Incitec Pivot Ltd.	77,400	177,448
Johnson Matthey PLC	4,740	208,861
LyondellBasell Industries NV-Class A	7,130	500,169
Teijin Ltd.	92,000	200,760

		2,066,900

Containers & Packaging - 0.8%
Rock Tenn Co.-Class A	3,070	341,107

Metals & Mining - 2.7%
Dowa Holdings Co., Ltd.	17,000	151,442
Goldcorp, Inc.	7,640	225,581
MMC Norilsk Nickel OJSC (ADR)	23,680	308,550

Company	Shares	U.S. $ Value
Rio Tinto PLC	10,360	$467,752

		1,153,325

Paper & Forest Products - 0.4%
Duratex SA	34,900	176,698

		3,738,030

Energy - 8.0%
Energy Equipment & Services - 2.8%
Halliburton Co.	8,280	397,440
Helix Energy Solutions Group, Inc. (a)	6,250	156,438
Saipem SpA	11,390	253,543
Seadrill Ltd.	8,640	397,430

		1,204,851

Oil, Gas & Consumable Fuels - 5.2%
Cameco Corp.	10,710	203,869
Cimarex Energy Co.	2,590	217,068
ENI SpA	20,810	474,006
Gazprom OAO (Sponsored ADR)	31,090	242,657
JX Holdings, Inc.	46,200	242,749
Marathon Petroleum Corp.	5,710	414,032
Valero Energy Corp.	12,481	443,450

		2,237,831

		3,442,682

Industrials - 7.8%
Aerospace & Defense - 2.3%
European Aeronautic Defence and Space Co. NV	10,590	609,795
Zodiac Aerospace	2,590	375,314

		985,109

Airlines - 0.5%
Delta Air Lines, Inc.	10,742	211,940

Electrical Equipment - 1.4%
Sumitomo Electric Industries Ltd.	43,500	581,121

Industrial Conglomerates - 0.5%
Hutchison Whampoa Ltd.	20,000	231,443

Machinery - 2.2%
IHI Corp.	28,000	112,470
Illinois Tool Works, Inc.	4,000	285,880
Terex Corp. (a)	9,090	263,610
Timken Co.	5,360	300,482

		962,442

Marine - 0.6%
AP Moeller-Maersk A/S-Class B	29	246,865

Road & Rail - 0.3%
East Japan Railway Co.	1,500	114,722

		3,333,642

Company	Shares	U.S. $ Value
Consumer Staples - 6.9%
Beverages - 0.4%
Asahi Group Holdings Ltd.	6,500	$160,818

Food & Staples Retailing - 3.5%
Koninklijke Ahold NV	29,890	476,184
Kroger Co. (The)	21,584	789,974
WM Morrison Supermarkets PLC	50,470	227,074

		1,493,232

Tobacco - 3.0%
Altria Group, Inc.	12,310	417,063
Imperial Tobacco Group PLC	13,240	437,769
Japan Tobacco, Inc.	13,400	452,583

		1,307,415

		2,961,465

Telecommunication Services - 5.5%
Diversified Telecommunication Services - 3.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	162,308	264,551
Nippon Telegraph & Telephone Corp.	11,800	598,634
TDC A/S	46,259	377,743
Vivendi SA	8,120	164,711

		1,405,639

Wireless Telecommunication Services - 2.2%
Turkcell Iletisim Hizmetleri AS (a)	37,750	197,218
Vodafone Group PLC	228,182	735,092

		932,310

		2,337,949

Utilities - 3.6%
Electric Utilities - 1.8%
Edison International	3,560	163,368
EDP- Energias de Portugal SA	114,020	402,963
Electricite de France SA	7,660	214,570

		780,901

Gas Utilities - 0.3%
Snam SpA	31,640	148,010

Multi-Utilities - 1.5%
Centrica PLC	39,230	234,796
GDF Suez	5,060	109,786
National Grid PLC	25,110	289,077

		633,659

		1,562,570

Total Common Stocks (cost $37,096,124)		42,772,728

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equity Indices - 0.0%
S&P 500 Index Expiration: Sep 2013, Exercise Price: $ 1,450.00 (a)(b) (premiums paid $106,268)	19	$2,280

	Shares
RIGHTS - 0.0%
Financials - 0.0%
Real Estate Management & Development - 0.0%
New Hotel, expiring 12/31/13 (a) (cost $0)	925	0

Total Investments - 99.7% (cost $37,202,392) (c)		42,775,008
Other assets less liabilities - 0.3% (d)		123,661

Net Assets - 100.0%		$42,898,669

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	4	September 2013	$142,028	$144,165	$2,137

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	578	SEK	3,787	11/15/13	$(7,734)
Citibank, NA	USD	469	AUD	522	11/15/13	(6,496)
Credit Suisse International	KRW	1,807,901	USD	1,613	11/15/13	(8,160)
Goldman Sachs Capital Markets LP	EUR	1,254	USD	1,680	11/15/13	22,561
Goldman Sachs Capital Markets LP	JPY	105,052	USD	1,068	11/15/13	(1,917)
Goldman Sachs Capital Markets LP	USD	1,895	CHF	1,745	11/15/13	(18,672)
HSBC Bank USA	USD	762	GBP	489	11/15/13	(4,505)
Royal Bank of Scotland PLC	USD	356	EUR	269	11/15/13	(172)
Standard Chartered Bank	BRL	1,262	USD	543	9/04/13	13,740
Standard Chartered Bank	USD	534	BRL	1,262	9/04/13	(4,975)
Standard Chartered Bank	BRL	631	USD	266	10/02/13	3,550
Standard Chartered Bank	USD	466	KRW	521,448	11/15/13	1,626
State Street Bank & Trust Co.	CAD	783	USD	758	11/15/13	16,264
State Street Bank & Trust Co.	CHF	312	USD	334	11/15/13	(1,247)
State Street Bank & Trust Co.	NOK	1,334	USD	224	11/15/13	6,576
State Street Bank & Trust Co.	USD	212	AUD	233	11/15/13	$(6,035)
UBS AG	GBP	245	USD	379	11/15/13	(633)

						$3,771

(a)	Non-income producing security.
(b)	One contract relates to 100 shares.
(c)	As of August 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,341,086 and gross unrealized depreciation of investments was $(1,768,470), resulting in net unrealized appreciation of $5,572,616.
(d)	An amount of U.S. $10,945 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
OJSC	-	Open Joint Stock Company

AllianceBernstein Global Value Fund

COUNTRY BREAKDOWN *

August 31, 2013 (unaudited)

45.3%	United States
11.1%	Japan
9.4%	United Kingdom
7.4%	France
4.2%	South Korea
3.7%	Switzerland
2.7%	Netherlands
2.0%	Italy
2.0%	Russia
1.9%	Germany
1.8%	Canada
1.7%	Australia
1.5%	Denmark
1.1%	Hong Kong
4.2%	Other

100.0%	Total Investments

*	All data are as of August 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Brazil, Israel, Norway, Portugal and Turkey.

AllianceBernstein Global Value Fund

August 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$4,355,325		$4,020,390		$	– 0	–	$8,375,715
Consumer Discretionary	4,259,167		2,445,312			– 0	–	6,704,479
Information Technology	4,330,702		1,480,205			– 0	–	5,810,907
Health Care	2,277,258		2,228,031			– 0	–	4,505,289
Materials	2,103,291		1,634,739			– 0	–	3,738,030
Energy	2,074,954		1,367,728			– 0	–	3,442,682
Industrials	1,061,912		2,271,730			– 0	–	3,333,642
Consumer Staples	1,207,037		1,754,428			– 0	–	2,961,465
Telecommunication Services	642,294		1,695,655			– 0	–	2,337,949
Utilities	163,368		1,399,202			– 0	–	1,562,570
Options Purchased - Puts	– 0	–	2,280			– 0	–	2,280
Rights	– 0	–	– 0	–		– 0	–^	0

Total Investments in Securities	22,475,308		20,299,700	+		– 0	–	42,775,008
Other Financial Instruments* :
Assets:
Futures	– 0	–	2,137			– 0	–	2,137
Forward Currency Exchange Contracts	– 0	–	74,686			– 0	–	74,686
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(70,915)			– 0	–	(70,915)

Total^^	$22,475,308		$20,305,608		$	– 0	–	$42,780,916

^	The Fund held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

^^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights^			Total
Balance as of 11/30/12	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 8/31/13	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/13	$	– 0	–	$	– 0	–

^	The Fund held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein International Value Fund

Portfolio of Investments

August 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 26.0%
Capital Markets - 2.6%
Deutsche Bank AG (REG)	115,336	$5,006,826
Macquarie Group Ltd.	224,290	8,692,388

		13,699,214

Commercial Banks - 14.2%
Australia & New Zealand Banking Group Ltd.	101,900	2,675,284
Banco do Brasil SA	292,200	2,822,863
Bank Hapoalim BM	371,160	1,714,722
Bank of Baroda	220,480	1,540,047
Barclays PLC	928,790	4,068,663
BNP Paribas SA	28,940	1,814,440
China Construction Bank Corp.-Class H	2,548,000	1,861,874
HSBC Holdings PLC	1,256,847	13,159,127
KB Financial Group, Inc.	89,733	2,862,652
Lloyds Banking Group PLC (a)	6,230,480	7,008,182
Mitsubishi UFJ Financial Group, Inc.	1,507,500	8,785,416
Mizuho Financial Group, Inc.	937,400	1,900,013
National Australia Bank Ltd.	258,690	7,429,902
Sberbank of Russia (Sponsored ADR)	299,025	3,145,743
Societe Generale SA	167,252	7,324,526
Sumitomo Mitsui Financial Group, Inc.	116,000	5,098,878

		73,212,332

Diversified Financial Services - 2.7%
ING Groep NV (a)	790,285	8,604,318
ORIX Corp.	381,700	5,201,016

		13,805,334

Insurance - 2.8%
Aegon NV	371,910	2,647,317
Ageas	43,700	1,718,442
AIA Group Ltd.	414,800	1,810,263
Aviva PLC	497,600	2,978,465
Muenchener Rueckversicherungs AG	13,840	2,521,925
Suncorp Group Ltd.	239,503	2,616,192

		14,292,604

Real Estate Investment Trusts (REITs) - 1.0%
Mexico Real Estate Management SA de CV (a)	654,570	1,164,028
Stockland	1,177,350	3,894,141

		5,058,169

Real Estate Management & Development - 2.7%
Aeon Mall Co., Ltd.	120,200	3,125,008
China Overseas Land & Investment Ltd.	592,000	1,745,382
Evergrande Real Estate Group Ltd. (a)(b)	6,397,000	2,702,517
Mitsui Fudosan Co., Ltd.	83,000	2,598,358
New World Development Co., Ltd.	1,404,000	1,958,856
Wharf Holdings Ltd.	236,000	1,925,349

		14,055,470

		134,123,123

Company	Shares	U.S. $ Value
Consumer Discretionary - 15.0%
Auto Components - 3.0%
Cie Generale des Etablissements Michelin-Class B	67,052	$6,417,920
GKN PLC	750,670	3,816,054
Valeo SA	69,220	5,210,007

		15,443,981

Automobiles - 6.0%
Bayerische Motoren Werke AG	38,160	3,596,713
Honda Motor Co., Ltd.	176,600	6,332,036
Kia Motors Corp.	70,610	4,248,081
Mazda Motor Corp. (a)	941,000	3,746,172
Nissan Motor Co., Ltd.	472,200	4,671,254
Renault SA	28,470	2,036,443
Volkswagen AG (Preference Shares)	28,510	6,484,516

		31,115,215

Hotels, Restaurants & Leisure - 1.3%
Autogrill SpA (a)	71,170	1,121,271
Ladbrokes PLC	740,276	2,119,612
Melco Crown Entertainment Ltd. (ADR) (a)	136,210	3,703,550

		6,944,433

Household Durables - 1.1%
Sony Corp.	153,000	3,045,145
Taylor Wimpey PLC	1,881,380	2,900,703

		5,945,848

Media - 0.9%
Liberty Global PLC-Series C (a)	63,120	4,641,214

Multiline Retail - 0.4%
Myer Holdings Ltd. (b)	746,480	1,819,625

Specialty Retail - 1.7%
Kingfisher PLC	319,730	1,907,976
Shimamura Co., Ltd.	24,500	2,493,140
Yamada Denki Co., Ltd. (b)	136,450	4,297,660

		8,698,776

Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA (SWX Europe)	31,580	2,997,865

		77,606,957

Industrials - 10.8%
Aerospace & Defense - 3.9%
European Aeronautic Defence and Space Co. NV	164,687	9,483,029
MTU Aero Engines AG	22,167	1,991,958
Safran SA	69,060	3,832,698
Zodiac Aerospace	32,290	4,679,115

		19,986,800

Airlines - 1.8%
Japan Airlines Co., Ltd.	74,000	3,914,799
Qantas Airways Ltd. (a)	2,479,620	3,006,097
Turk Hava Yollari	715,270	2,204,940

		9,125,836

Company	Shares	U.S. $ Value
Building Products - 0.5%
Asahi Glass Co., Ltd.	471,000	$2,739,953

Electrical Equipment - 1.1%
Sumitomo Electric Industries Ltd.	412,500	5,510,631

Industrial Conglomerates - 2.0%
Hutchison Whampoa Ltd.	347,000	4,015,532
Siemens AG	30,850	3,267,510
Toshiba Corp.	816,000	3,215,650

		10,498,692

Machinery - 0.3%
IHI Corp.	442,000	1,775,423

Marine - 0.4%
AP Moeller - Maersk A/S-Class B	212	1,804,669

Trading Companies & Distributors - 0.8%
Mitsubishi Corp.	224,500	4,176,552

		55,618,556

Health Care - 9.2%
Biotechnology - 1.5%
Actelion Ltd. (a)	112,190	7,623,759

Pharmaceuticals - 7.7%
GlaxoSmithKline PLC	575,360	14,673,727
Novartis AG	142,850	10,406,574
Roche Holding AG	51,350	12,799,763
Teva Pharmaceutical Industries Ltd.	52,430	2,004,211

		39,884,275

		47,508,034

Consumer Staples - 8.8%
Beverages - 0.9%
Anheuser-Busch InBev NV	24,760	2,309,144
Asahi Group Holdings Ltd.	92,600	2,291,036

		4,600,180

Food & Staples Retailing - 2.9%
Koninklijke Ahold NV	472,650	7,529,889
Tesco PLC	338,180	1,921,859
Wesfarmers Ltd.	47,030	1,696,007
WM Morrison Supermarkets PLC	851,861	3,832,674

		14,980,429

Food Products - 1.2%
Danone SA	31,980	2,381,242
Nestle SA	54,400	3,560,164

		5,941,406

Household Products - 0.4%
Reckitt Benckiser Group PLC	33,630	2,285,467

Company	Shares	U.S. $ Value
Tobacco - 3.4%
British American Tobacco PLC	118,050	$5,969,153
Imperial Tobacco Group PLC	176,840	5,847,061
Japan Tobacco, Inc.	168,600	5,694,440

		17,510,654

		45,318,136

Telecommunication Services - 7.0%
Diversified Telecommunication Services - 3.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,154,721	1,882,118
Nippon Telegraph & Telephone Corp.	113,300	5,747,898
TDC A/S	445,274	3,636,033
Telenor ASA	92,370	1,916,517
Vivendi SA	197,123	3,998,576

		17,181,142

Wireless Telecommunication Services - 3.7%
NTT DoCoMo, Inc.	1,979	3,163,686
Turkcell Iletisim Hizmetleri AS (a)	360,970	1,885,822
Vodafone Group PLC	4,333,955	13,961,904

		19,011,412

		36,192,554

Materials - 6.9%
Chemicals - 3.5%
Arkema SA	55,370	5,594,696
BASF SE	21,250	1,858,680
Denki Kagaku Kogyo KK	410,000	1,487,284
Incitec Pivot Ltd.	1,204,330	2,761,060
Koninklijke DSM NV	39,331	2,902,129
Nippon Shokubai Co., Ltd.	178,000	1,800,794
Teijin Ltd.	670,000	1,462,055

		17,866,698

Construction Materials - 0.5%
Taiheiyo Cement Corp.	632,000	2,355,283

Metals & Mining - 2.9%
Dowa Holdings Co., Ltd.	191,700	1,707,736
Glencore Xstrata PLC (a)	477,538	2,260,039
KGHM Polska Miedz SA	53,430	2,026,648
MMC Norilsk Nickel OJSC (ADR)	254,790	3,319,914
Rio Tinto PLC	130,840	5,907,396

		15,221,733

		35,443,714

Energy - 6.0%
Energy Equipment & Services - 2.0%
Aker Solutions ASA	254,190	3,853,054
Saipem SpA	128,330	2,856,647
Seadrill Ltd.	73,460	3,379,074

		10,088,775

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 4.0%
ENI SpA	278,880	$6,352,265
Gazprom OAO (Sponsored ADR)	346,230	2,702,325
JX Holdings, Inc.	480,800	2,526,273
LUKOIL OAO (London) (Sponsored ADR)	44,060	2,540,500
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	208,753	6,752,921

		20,874,284

		30,963,059

Information Technology - 5.4%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson-Class B	198,352	2,332,775

Electronic Equipment, Instruments & Components - 0.8%
LG Display Co., Ltd. (a)	162,180	4,241,229

IT Services - 0.8%
Fujitsu Ltd.	1,158,000	4,251,833

Semiconductors & Semiconductor Equipment - 3.2%
Samsung Electronics Co., Ltd.	4,160	5,100,203
SK Hynix, Inc. (a)	172,480	4,359,112
Sumco Corp.	328,900	2,723,281
Taiwan Semiconductor Manufacturing Co., Ltd.	565,000	1,873,188
Tokyo Electron Ltd.	65,400	2,707,160

		16,762,944

Software - 0.1%
Nintendo Co., Ltd.	3,500	395,756

		27,984,537

Utilities - 3.1%
Electric Utilities - 1.5%
EDP - Energias de Portugal SA	1,199,976	4,240,892
Electricite de France SA	130,770	3,663,089

		7,903,981

Multi-Utilities - 1.6%
Centrica PLC	609,550	3,648,230
National Grid PLC	371,200	4,273,405

		7,921,635

		15,825,616

Total Common Stocks (cost $461,888,020)		506,584,286

RIGHTS - 0.0%
Financials - 0.0%
Real Estate Management & Development - 0.0%
New Hotel, expiring 12/31/13 (a)(c) (cost $0)	17,550	0

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.2% (cost $461,888,020)		$506,584,286

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AllianceBernstein Exchange Reserves-Class I, 0.07% (d) (cost $3,863,183)	3,863,183	3,863,183

Total Investments - 98.9% (cost $465,751,203) (e)		510,447,469
Other assets less liabilities - 1.1% (f)		5,645,096

Net Assets - 100.0%		$516,092,565

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	39	September 2013	$1,384,774	$1,405,614	$20,840

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	GBP	1,211	USD	1,848	9/17/13	$(28,041)
Barclays Bank PLC Wholesale	JPY	5,094,122	USD	51,399	9/17/13	(487,307)
Barclays Bank PLC Wholesale	USD	23,336	EUR	17,632	9/17/13	(32,015)
Barclays Bank PLC Wholesale	USD	28,021	SEK	185,318	9/17/13	(66,814)
Barclays Bank PLC Wholesale	USD	5,411	EUR	4,039	12/17/13	(70,374)
BNP Paribas SA	AUD	18,945	USD	18,143	9/17/13	1,294,922
BNP Paribas SA	EUR	3,415	USD	4,519	9/17/13	5,070
Citibank, NA	KRW	28,358,215	USD	24,978	9/17/13	(547,360)
Citibank, NA	SEK	51,014	USD	7,832	9/17/13	136,568
Citibank, NA	USD	20,891	EUR	15,950	9/17/13	190,144
Credit Suisse International	CHF	17,607	USD	18,865	9/17/13	(60,129)
Credit Suisse International	SEK	53,433	USD	8,189	9/17/13	128,602
Credit Suisse International	USD	2,030	AUD	2,211	9/17/13	(63,829)
Credit Suisse International	USD	12,911	JPY	1,273,384	9/17/13	58,814
Deutsche Bank AG London	EUR	3,042	USD	4,037	9/17/13	16,055
Goldman Sachs Capital Markets LP	AUD	20,011	USD	18,867	9/17/13	1,071,567

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	EUR	19,197	USD	25,718	9/17/13	$345,426
Goldman Sachs Capital Markets LP	GBP	1,455	USD	2,226	9/17/13	(28,335)
Goldman Sachs Capital Markets LP	JPY	495,430	USD	5,078	9/17/13	31,359
Goldman Sachs Capital Markets LP	USD	28,529	AUD	31,136	9/17/13	(840,263)
Goldman Sachs Capital Markets LP	USD	4,922	CHF	4,534	9/17/13	(48,213)
Goldman Sachs Capital Markets LP	USD	14,675	GBP	9,537	9/17/13	103,042
Goldman Sachs Capital Markets LP	USD	2,934	KRW	3,306,260	9/17/13	42,240
Goldman Sachs Capital Markets LP	USD	10,159	CHF	9,351	12/17/13	(100,242)
HSBC Bank USA	NOK	18,676	USD	3,143	9/17/13	92,968
HSBC Bank USA	USD	5,515	GBP	3,540	12/17/13	(32,717)
JPMorgan Chase Bank, NA	HKD	14,652	USD	1,888	9/17/13	(1,684)
Royal Bank of Scotland PLC	EUR	1,025	USD	1,361	9/17/13	6,056
Royal Bank of Scotland PLC	GBP	2,126	USD	3,243	9/17/13	(51,140)
Royal Bank of Scotland PLC	JPY	285,066	USD	2,844	9/17/13	(59,804)
Royal Bank of Scotland PLC	NZD	9,975	USD	7,683	9/17/13	(18,641)
Royal Bank of Scotland PLC	USD	13,991	CHF	13,073	9/17/13	60,993
Royal Bank of Scotland PLC	USD	9,415	EUR	7,120	9/17/13	(4,441)
Royal Bank of Scotland PLC	USD	42,191	JPY	4,038,349	9/17/13	(1,058,591)
Royal Bank of Scotland PLC	USD	7,839	NZD	9,975	9/17/13	(136,669)
Standard Chartered Bank	BRL	14,580	USD	6,270	9/04/13	158,742
Standard Chartered Bank	USD	6,168	BRL	14,580	9/04/13	(57,476)
Standard Chartered Bank	HKD	80,297	USD	10,352	9/17/13	(2,963)
Standard Chartered Bank	USD	2,083	KRW	2,388,029	9/17/13	66,003
Standard Chartered Bank	BRL	7,290	USD	3,076	10/02/13	41,018
State Street Bank & Trust Co.	NOK	12,576	USD	2,175	9/17/13	121,048
State Street Bank & Trust Co.	SEK	19,283	USD	2,880	9/17/13	(29,092)

						$144,497

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of August 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,771,582 and gross unrealized depreciation of investments was $(27,075,316), resulting in net unrealized appreciation of $44,696,266.
(f)	An amount of U.S. $106,710 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

AllianceBernstein International Value Fund

COUNTRY BREAKDOWN *

August 31, 2013 (unaudited)

22.5%	United Kingdom
21.9%	Japan
11.1%	France
7.4%	Switzerland
6.8%	Australia
4.9%	Germany
4.3%	Netherlands
4.1%	South Korea
2.7%	Hong Kong
2.3%	Russia
2.0%	Italy
1.8%	Norway
1.3%	China
1.1%	Israel
5.8%	Other

100.0%	Total Investments

*	All data are as of August 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding securities lending collateral) and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Belgium, Brazil, Denmark, India, Mexico, Poland, Portugal, Sweden, Taiwan and Turkey.

AllianceBernstein International Value Fund

August 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$7,132,634		$126,990,489		$	– 0	–	$134,123,123
Consumer Discretionary	8,344,764		69,262,193			– 0	–	77,606,957
Industrials	– 0	–	55,618,556			– 0	–	55,618,556
Health Care	– 0	–	47,508,034			– 0	–	47,508,034
Consumer Staples	– 0	–	45,318,136			– 0	–	45,318,136
Telecommunication Services	5,518,151		30,674,403			– 0	–	36,192,554
Materials	3,319,914		32,123,800			– 0	–	35,443,714
Energy	5,242,825		25,720,234			– 0	–	30,963,059
Information Technology	– 0	–	27,984,537			– 0	–	27,984,537
Utilities	– 0	–	15,825,616			– 0	–	15,825,616
Rights	– 0	–	– 0	–		– 0	–^	0
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,863,183		– 0	–		– 0	–	3,863,183

Total Investments in Securities	33,421,471		477,025,998	+		– 0	–	510,447,469
Other Financial Instruments* :
Assets:
Futures	– 0	–	20,840			– 0	–	20,840
Forward Currency Exchange Contracts	– 0	–	3,970,638			– 0	–	3,970,638
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,826,141)			– 0	–	(3,826,141)

Total++	$33,421,471		$477,191,335		$	– 0	–	$510,612,806

^	The Fund held a security with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

++	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights^			Total
Balance as of 11/30/12	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 8/31/13	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/13	$	– 0	–	$	– 0	–

^	The Fund held a security with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Discovery Value Fund

Portfolio of Investments

August 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 28.0%
Capital Markets - 1.2%
E*Trade Financial Corp. (a)	1,812,160	$25,442,726

Commercial Banks - 10.3%
Associated Banc-Corp	1,287,385	20,533,791
CapitalSource, Inc.	2,085,270	24,084,869
Comerica, Inc.	697,390	28,481,408
First Niagara Financial Group, Inc.	2,714,620	27,417,662
Huntington Bancshares, Inc./OH	3,766,180	31,033,323
Popular, Inc. (a)	933,929	29,007,835
Susquehanna Bancshares, Inc.	1,189,023	14,993,580
Webster Financial Corp.	450,690	11,925,257
Zions Bancorporation	1,067,359	29,854,031

		217,331,756

Insurance - 9.1%
American Financial Group, Inc./OH	220,800	11,377,824
Aspen Insurance Holdings Ltd.	829,880	29,518,832
Fidelity National Financial, Inc.-Class A	1,271,390	30,144,657
Genworth Financial, Inc.-Class A (a)	2,293,150	27,059,170
Reinsurance Group of America, Inc.-Class A	303,440	19,665,946
Torchmark Corp.	373,750	25,747,638
Unum Group	807,280	23,838,978
Validus Holdings Ltd.	750,510	25,975,151

		193,328,196

Real Estate Investment Trusts (REITs) - 7.4%
BioMed Realty Trust, Inc.	927,371	17,072,900
Camden Property Trust	301,150	18,608,058
LTC Properties, Inc.	509,290	18,044,145
Medical Properties Trust, Inc.	1,237,950	14,298,323
Mid-America Apartment Communities, Inc. (b)	287,580	17,732,183
Parkway Properties, Inc./MD	1,081,850	17,688,247
Plum Creek Timber Co., Inc.	323,730	14,344,476
RLJ Lodging Trust	1,222,570	28,094,659
STAG Industrial, Inc.	586,845	11,736,900

		157,619,891

		593,722,569

Information Technology - 17.8%
Communications Equipment - 0.8%
Harris Corp.	300,270	17,004,290

Electronic Equipment, Instruments & Components - 9.3%
Anixter International, Inc. (a)	227,130	18,978,983
Arrow Electronics, Inc. (a)	662,989	30,775,949
AU Optronics Corp. (Sponsored ADR) (a)	3,269,299	12,554,108
Avnet, Inc. (a)	809,550	31,216,248
Flextronics International Ltd. (a)	1,791,770	16,090,095
Insight Enterprises, Inc. (a)	919,065	17,563,332
Jabil Circuit, Inc.	1,169,960	26,698,487
TTM Technologies, Inc. (a)	1,600,670	15,270,392
Vishay Intertechnology, Inc. (a)	2,195,280	26,892,180

		196,039,774

Company	Shares	U.S. $ Value
IT Services - 2.2%
Amdocs Ltd.	778,640	$28,700,670
Convergys Corp.	1,033,452	18,219,759

		46,920,429

Semiconductors & Semiconductor Equipment - 4.4%
Amkor Technology, Inc. (a)(b)	1,666,297	6,681,851
Entegris, Inc. (a)	2,452,640	23,054,816
Lam Research Corp. (a)	548,970	25,620,430
Micron Technology, Inc. (a)	1,006,365	13,656,373
MKS Instruments, Inc.	521,306	13,058,715
SunEdison, Inc. (a)	1,590,290	11,704,535

		93,776,720

Software - 1.1%
Electronic Arts, Inc. (a)	859,370	22,893,617

		376,634,830

Consumer Discretionary - 17.5%
Auto Components - 4.9%
Dana Holding Corp.	1,089,880	22,843,885
Lear Corp.	436,640	30,019,000
Tenneco, Inc. (a)	518,710	23,928,092
TRW Automotive Holdings Corp. (a)	395,580	27,322,711

		104,113,688

Automobiles - 1.3%
Thor Industries, Inc.	534,450	27,379,873

Hotels, Restaurants & Leisure - 0.7%
MGM Resorts International (a)	811,249	14,350,995

Household Durables - 3.2%
Meritage Homes Corp. (a)	588,398	23,488,848
NVR, Inc. (a)	23,535	20,141,488
PulteGroup, Inc.	1,594,060	24,532,584

		68,162,920

Media - 2.5%
Gannett Co., Inc.	1,007,420	24,268,748
Regal Entertainment Group-Class A	1,659,110	29,681,478

		53,950,226

Specialty Retail - 3.8%
Abercrombie & Fitch Co.-Class A	333,970	11,792,481
GameStop Corp.-Class A	324,870	16,311,722
Men’s Wearhouse, Inc. (The)	804,880	30,303,732
Office Depot, Inc. (a)(b)	5,009,690	20,990,601

		79,398,536

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.1%
Jones Group, Inc. (The)	1,633,070	$24,055,121

		371,411,359

Materials - 9.0%
Chemicals - 3.4%
Axiall Corp.	467,590	18,717,628
Chemtura Corp. (a)	1,139,040	24,967,757
Huntsman Corp.	1,608,730	28,152,775

		71,838,160

Containers & Packaging - 2.4%
Avery Dennison Corp.	544,910	23,300,351
Graphic Packaging Holding Co. (a)	3,192,480	26,529,509

		49,829,860

Metals & Mining - 3.2%
Commercial Metals Co.	1,555,300	23,142,864
Reliance Steel & Aluminum Co.	323,285	21,559,877
Steel Dynamics, Inc.	1,577,740	24,076,312

		68,779,053

		190,447,073

Industrials - 8.1%
Commercial Services & Supplies - 0.9%
Steelcase, Inc.-Class A	1,245,790	18,088,871

Construction & Engineering - 1.7%
Granite Construction, Inc.	787,900	22,313,328
Tutor Perini Corp. (a)	765,310	14,678,646

		36,991,974

Electrical Equipment - 1.1%
General Cable Corp.	733,550	22,395,281

Machinery - 2.3%
Terex Corp. (a)	861,600	24,986,400
Timken Co.	429,290	24,065,997

		49,052,397

Road & Rail - 1.4%
Con-way, Inc.	723,191	30,084,746

Trading Companies & Distributors - 0.7%
Aircastle Ltd.	842,420	13,731,446

		170,344,715

Energy - 7.2%
Energy Equipment & Services - 2.7%
Bristow Group, Inc.	282,280	18,545,796
Helix Energy Solutions Group, Inc. (a)	738,380	18,481,651
Helmerich & Payne, Inc.	309,610	19,517,815

		56,545,262

Oil, Gas & Consumable Fuels - 4.5%
Bill Barrett Corp. (a)(b)	907,310	19,534,384

Company	Shares	U.S. $ Value
Cimarex Energy Co.	402,530	$33,736,039
Stone Energy Corp. (a)	530,480	14,535,152
Western Refining, Inc. (b)	979,000	28,714,070

		96,519,645

		153,064,907

Utilities - 4.7%
Electric Utilities - 2.1%
NV Energy, Inc.	825,440	19,356,568
PNM Resources, Inc.	1,183,143	25,922,663

		45,279,231

Gas Utilities - 2.6%
Atmos Energy Corp.	687,120	27,725,292
UGI Corp.	695,765	27,273,988

		54,999,280

		100,278,511

Health Care - 3.9%
Health Care Providers & Services - 3.9%
Health Net, Inc./CA (a)	942,370	28,440,727
LifePoint Hospitals, Inc. (a)	576,907	26,093,504
Universal Health Services, Inc.-Class B	421,530	28,558,657

		83,092,888

Consumer Staples - 2.0%
Food Products - 2.0%
Dean Foods Co. (a)	1,107,670	21,222,957
Dole Food Co., Inc. (a)	1,523,252	20,899,018

		42,121,975

Total Common Stocks (cost $1,725,522,093)		2,081,118,827

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (c) (cost $45,271,473)	45,271,473	45,271,473

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $1,770,793,566)		2,126,390,300

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $36,632,411)	36,632,411	36,632,411

Company	Shares	U.S. $ Value
Total Investments - 102.1% (cost $1,807,425,977) (d)		$2,163,022,711
Other assets less liabilities - (2.1)%		(44,324,188)

Net Assets - 100.0%		$2,118,698,523

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $389,984,883 and gross unrealized depreciation of investments was $(34,388,149), resulting in net unrealized appreciation of $355,596,734.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Discovery Value Fund

August 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,081,118,827		$	– 0	–	$	– 0	–	$2,081,118,827
Short-Term Investments	45,271,473			– 0	–		– 0	–	45,271,473
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	36,632,411			– 0	–		– 0	–	36,632,411

Total Investments in Securities	2,163,022,711	^		– 0	–		– 0	–	2,163,022,711	^
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$2,163,022,711	^	$	– 0	–	$	– 0	–	$2,163,022,711	^

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Value Fund

Portfolio of Investments

August 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Financials - 29.4%
Capital Markets - 1.6%
E*Trade Financial Corp. (a)	89,900	$1,262,196
Goldman Sachs Group, Inc. (The)	23,300	3,544,629
State Street Corp.	23,100	1,541,232

		6,348,057

Commercial Banks - 5.9%
CIT Group, Inc. (a)	136,300	6,524,681
Fifth Third Bancorp	45,700	835,853
KeyCorp	54,900	640,683
Regions Financial Corp.	79,700	749,180
SunTrust Banks, Inc.	26,700	854,934
US Bancorp	65,800	2,377,354
Wells Fargo & Co.	280,800	11,535,264

		23,517,949

Consumer Finance - 3.2%
Capital One Financial Corp.	119,700	7,726,635
Discover Financial Services	108,600	5,131,350

		12,857,985

Diversified Financial Services - 6.9%
Bank of America Corp.	825,900	11,661,708
Citigroup, Inc.	222,800	10,767,924
JPMorgan Chase & Co.	101,400	5,123,742

		27,553,374

Insurance - 11.8%
American Financial Group, Inc./OH	63,500	3,272,155
American International Group, Inc. (a)	159,600	7,415,016
Aon PLC	50,000	3,319,000
Berkshire Hathaway, Inc.-Class B (a)	25,800	2,869,476
Chubb Corp. (The)	57,600	4,790,592
Everest Re Group Ltd.	26,100	3,574,395
Fidelity National Financial, Inc.-Class A	106,500	2,525,115
Genworth Financial, Inc.-Class A (a)	258,000	3,044,400
Lincoln National Corp.	91,000	3,825,640
PartnerRe Ltd.	44,800	3,904,320
Reinsurance Group of America, Inc.-Class A	40,000	2,592,400
Torchmark Corp.	33,300	2,294,037
Travelers Cos., Inc. (The)	22,700	1,813,730
XL Group PLC	76,300	2,255,428

		47,495,704

		117,773,069

Energy - 14.1%
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc.	4,671	299,084
Halliburton Co.	90,600	4,348,800
Helix Energy Solutions Group, Inc. (a)	78,800	1,972,364
Nabors Industries Ltd.	132,600	2,042,040

		8,662,288

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 11.9%
Chevron Corp.	81,900	$9,863,217
Exxon Mobil Corp.	189,900	16,551,684
HollyFrontier Corp.	9,800	435,904
Marathon Petroleum Corp.	75,500	5,474,505
Occidental Petroleum Corp.	61,800	5,451,378
Phillips 66	29,600	1,690,160
Royal Dutch Shell PLC (ADR)	45,500	2,938,845
Valero Energy Corp.	149,400	5,308,182

		47,713,875

		56,376,163

Health Care - 13.9%
Biotechnology - 0.4%
Vertex Pharmaceuticals, Inc. (a)	24,200	1,818,630

Health Care Equipment & Supplies - 1.6%
Medtronic, Inc.	125,000	6,468,750

Health Care Providers & Services - 3.6%
Aetna, Inc.	68,600	4,348,554
Health Net, Inc./CA (a)	63,200	1,907,376
WellPoint, Inc.	96,000	8,173,440

		14,429,370

Pharmaceuticals - 8.3%
Johnson & Johnson	111,700	9,651,997
Merck & Co., Inc.	113,700	5,376,873
Pfizer, Inc.	545,000	15,374,450
Roche Holding AG (Sponsored ADR)	43,500	2,708,310

		33,111,630

		55,828,380

Consumer Discretionary - 11.7%
Auto Components - 1.2%
Lear Corp.	19,700	1,354,375
Magna International, Inc. (New York)-Class A (b)	9,800	756,462
TRW Automotive Holdings Corp. (a)	39,700	2,742,079

		4,852,916

Automobiles - 1.5%
Ford Motor Co.	377,000	6,103,630

Household Durables - 1.0%
PulteGroup, Inc.	256,900	3,953,691

Media - 4.0%
Gannett Co., Inc.	129,900	3,129,291
Liberty Global PLC-Class A (a)	20,501	1,592,518
Liberty Global PLC-Series C (a)	36,900	2,713,257
Regal Entertainment Group-Class A	55,900	1,000,051
Time Warner, Inc.	44,900	2,717,797
Twenty-First Century Fox, Inc.-Class A	25,100	786,383
Viacom, Inc.-Class B	52,100	4,145,076

		16,084,373

Company	Shares	U.S. $ Value
Multiline Retail - 1.0%
Macy’s, Inc.	85,000	$3,776,550

Specialty Retail - 3.0%
Abercrombie & Fitch Co.-Class A	69,800	2,464,638
GameStop Corp.-Class A	48,500	2,435,185
Staples, Inc.	32,300	449,293
TJX Cos., Inc.	125,100	6,595,272

		11,944,388

		46,715,548

Information Technology - 8.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	211,400	4,927,734
Harris Corp.	57,700	3,267,551

		8,195,285

Computers & Peripherals - 2.9%
Apple, Inc.	8,500	4,139,925
Hewlett-Packard Co.	332,400	7,425,816

		11,565,741

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. (a)	11,500	533,830

IT Services - 0.4%
Amdocs Ltd.	43,900	1,618,154

Office Electronics - 0.2%
Xerox Corp.	78,300	781,434

Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	215,500	3,234,655
Micron Technology, Inc. (a)	138,200	1,875,374

		5,110,029

Software - 1.8%
CA, Inc.	21,400	625,950
Electronic Arts, Inc. (a)	119,300	3,178,152
Symantec Corp.	129,800	3,324,178

		7,128,280

		34,932,753

Industrials - 6.0%
Aerospace & Defense - 0.3%
Northrop Grumman Corp.	14,800	1,365,596

Airlines - 0.9%
Delta Air Lines, Inc.	181,700	3,584,941

Industrial Conglomerates - 3.0%
General Electric Co.	524,500	12,136,930

Machinery - 1.8%
Illinois Tool Works, Inc.	69,000	4,931,430
Parker Hannifin Corp.	7,600	759,620

Company	Shares	U.S. $ Value
Timken Co.	24,100	$1,351,046

		7,042,096

		24,129,563

Materials - 3.9%
Chemicals - 2.9%
Axiall Corp.	50,347	2,015,390
Huntsman Corp.	195,100	3,414,250
LyondellBasell Industries NV-Class A	90,500	6,348,575

		11,778,215

Containers & Packaging - 1.0%
Rock Tenn Co.-Class A	34,000	3,777,740

		15,555,955

Consumer Staples - 3.8%
Beverages - 0.1%
Coca-Cola Enterprises, Inc.	13,800	516,120

Food & Staples Retailing - 2.0%
CVS Caremark Corp.	29,700	1,724,085
Kroger Co. (The)	168,600	6,170,760

		7,894,845

Household Products - 1.0%
Procter & Gamble Co. (The)	52,100	4,058,069

Tobacco - 0.7%
Philip Morris International, Inc.	35,400	2,953,776

		15,422,810

Utilities - 3.5%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	36,200	1,549,360
Edison International	102,300	4,694,547
NV Energy, Inc.	175,000	4,103,750

		10,347,657

Gas Utilities - 0.6%
Atmos Energy Corp.	64,300	2,594,505

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	18,400	421,912
DTE Energy Co.	8,700	581,769

		1,003,681

		13,945,843

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	259,400	8,775,502

Wireless Telecommunication Services - 1.2%
Vodafone Group PLC (Sponsored ADR)	144,900	4,687,515

		13,463,017

Total Common Stocks (cost $331,091,007)		394,143,101

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (c) (cost $8,190,517)	8,190,517	$8,190,517

Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $339,281,524)		402,333,618

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Investment Companies - 0.2%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $779,100)	779,100	779,100

Total Investments - 100.7% (cost $340,060,624) (d)		403,112,718
Other assets less liabilities - (0.7)%		(2,745,976)

Net Assets - 100.0%		$400,366,742

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $68,600,793 and gross unrealized depreciation of investments was $(5,548,699), resulting in net unrealized appreciation of $63,052,094.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Value Fund

August 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$394,143,101		$	– 0	–	$	– 0	–	$394,143,101
Short-Term Investments	8,190,517			– 0	–		– 0	–	8,190,517
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	779,100			– 0	–		– 0	–	779,100

Total Investments in Securities	403,112,718			– 0	–		– 0	–	403,112,718
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$403,112,718			$–0	–		$–0	–	$403,112,718

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 22, 2013